Net Earnings (Loss) per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income (loss) per common share:
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Net income (loss)	$(9,837)	$(850)	$(17,315)	$4,711

Shares:
Basic weighted average common shares outstanding	1,360,739	941,175	1,359,894	898,444
Add: Effect of dilutive securities
Stock options and restricted stock units	-	-	-	3,765
Diluted weighted average common shares outstanding	1,360,739	941,175	1,359,894	902,209

Net earnings (loss) per share:
Basic	$(7.23)	$(0.90)	$(12.73)	$5.24
Diluted	$(7.23)	$(0.90)	$(12.73)	$5.22

Basic and diluted net loss per share attributable to common stockholders is calculated as follows (in thousands, except share and per share amounts):

	For years ended December 31,
	2022	2021
Net loss	$(640)	$(37,713)
Weighted average common shares outstanding, basic and diluted	1,056,988	440,412
Net loss per share, basic and diluted	$(0.61)	$(85.63)

Schedule of Anti-dilutive Securities Excluded From Computation of Earnings Per Share

The following table sets forth the weighted average of securities that were anti-dilutive for diluted EPS for the periods presented but which could potentially dilute EPS in the future:

June 30,	2023	2022
Common stock warrants	1,877,630	1,806,202
Common stock options and RSUs	106,034	42,428
Unit Purchase Options	20,182	20,182

The following table sets forth securities that were anti-dilutive for diluted EPS for the periods presented but which could potentially dilute EPS in the future:

December 31,	2022	2021
Common stock warrants	459,856	217,477
Common stock options and RSUs	104,127	39,241
Unit Purchase Options	20,182	20,182